CAPITAL STOCK (Details - unvested equity instruments outstanding) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Equity [Abstract]
Number of Nonvested Shares, Outstanding at beginning	83,844,445	1,111,111	1,111,111	1,777,777
Weighted-Average Grant Date Value, Outstanding at beginning	$ 0.062	$ 0.029	$ 0.029	$ 0.029
Number of Non-Vested Shares, Granted	25,900,000		83,400,000
Weighted-Average Grant Date Value, Granted	$ 0.034		$ 0.062
Number of Non-Vested Shares, Vested	3,601,979	499,998	666,666	666,666
Weighted-Average Grant Date Value, Vested	$ 0.049	$ 0.029	$ 0.029	$ 0.029
Number of Non-Vested Shares, Expired/Forfeited
Weighted-Average Grant Date Value, Expired/Forfeited
Number of Nonvested Shares, Outstanding at ending	106,142,466	611,113	83,844,445	1,111,111
Weighted-Average Grant Date Value, Outstanding at ending	$ 0.055	$ 0.029	$ 0.062	$ 0.029